Cover	Dec. 30, 2024
Cover [Abstract]
Entity Registrant Name	BLACKWELL 3D CONSTRUCTION CORP.
Entity Central Index Key	0001495648
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 30, 2024
Entity Ex Transition Period	false
Entity File Number	000-54452
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	80-0778461
Entity Address Address Line 1	706-12 Bayswater Bay By Omniyat
Entity Address Address Line 2	Business Bay
Entity Address City Or Town	Dubai
Entity Address Postal Zip Code	00000
City Area Code	702
Local Phone Number	7180807
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Country	AE